INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
The (Provision for) Benefit from Income Taxes
Our provision for income taxes for the last three fiscal years consists of:

($ in millions)		2013	2012	2011
Current	-U.S. Federal	$(139)	$6	$53
	-U.S. State	(17)	(8)	—
	-Non-U.S.	(44)	(34)	(55)
		(200)	(36)	(2)

Deferred	-U.S. Federal	(68)	(211)	(116)
	-U.S. State	(10)	(30)	(10)
	-Non-U.S.	7	(1)	(30)
		(71)	(242)	(156)
		$(271)	$(278)	$(158)

Unrecognized Tax Benefits Reconciliation
The following table reconciles our unrecognized tax benefit balance for each year from the beginning of 2011 to the end of 2013:

($ in millions)	Amount
Unrecognized tax benefit at beginning of 2011	$39
Change attributable to tax positions taken during a prior period	(10)
Change attributable to withdrawal of tax positions previously taken or expected to be taken	(6)
Change attributable to tax positions taken during the current period	19
Decrease attributable to lapse of statute of limitations	(3)
Unrecognized tax benefit at year-end of 2011	39
Change attributable to tax positions taken during the current period	12
Decrease attributable to settlements with taxing authorities	(20)
Decrease attributable to lapse of statute of limitations	(2)
Unrecognized tax benefit at year-end of 2012	29
Change attributable to tax positions taken during the current period	8
Decrease attributable to settlements with taxing authorities	(2)
Decrease attributable to lapse of statute of limitations	(1)
Unrecognized tax benefit at year-end of 2013	$34

Schedule of Deferred Tax Assets and Liabilities
We had the following total deferred tax assets and liabilities at year-end 2013 and year-end 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Deferred tax assets	$926	$950
Deferred tax liabilities	(60)	(25)
Net deferred taxes	$866	$925

The following table details the composition of our net deferred tax balances at year-end 2013 and year-end 2012:

($ in millions) Balance Sheet Caption	At Year-End 2013	At Year-End 2012
Current deferred taxes, net	$252	$280
Long-term deferred taxes, net	647	676
Current liabilities, other	(19)	(13)
Long-term liabilities, other	(14)	(18)
Net deferred taxes	$866	$925

The following table shows the tax effect of each type of temporary difference and carry-forward that gave rise to a significant portion of our deferred tax assets and liabilities as of year-end 2013 and year-end 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Employee benefits	$340	$321
Net operating loss carry-forwards	293	294
Tax credits	273	328
Reserves	61	63
Frequent guest program	30	43
Self-insurance	23	19
Deferred income	23	4
Joint venture interests	(23)	(11)
Property, equipment, and intangible assets	(37)	(14)
Other, net	48	23
Deferred taxes	1,031	1,070
Less: valuation allowance	(165)	(145)
Net deferred taxes	$866	$925

Reconciliation of the U.S. Statutory Tax Rate to Our Effective Income Tax Rate for Continuing Operations
The following table reconciles the U.S. statutory tax rate to our effective income tax rate for the last three fiscal years:

	2013	2012	2011
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of U.S. federal tax benefit	2.6	2.6	2.3
Nondeductible expenses	0.5	0.3	1.8
Non-U.S. income	(5.7)	(3.9)	(0.9)
Change in valuation allowance (1)	0.3	(0.2)	8.9
Tax credits	(0.4)	(0.4)	(1.0)
Other, net	(2.1)	(0.7)	(1.7)
Effective rate	30.2%	32.7%	44.4%

(1)	Primarily for the 2011 additional impairment of certain deferred tax assets transferred to MVW, as discussed earlier in this footnote.